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                                                  (RIVERSOURCE INVESTMENTS LOGO)
                                                             (THREADNEEDLE LOGO)

                      PROSPECTUS SUPPLEMENT -- NOV. 7, 2008

                                                                                    PROSPECTUS
FUND                                                                                   DATE         FORM #
Disciplined Asset Allocation Portfolios - Aggressive                               May 1, 2008   S-6521-99 A
Disciplined Asset Allocation Portfolios - Conservative                             May 1, 2008   S-6521-99 A
Disciplined Asset Allocation Portfolios - Moderate                                 May 1, 2008   S-6521-99 A
Disciplined Asset Allocation Portfolios - Moderately Aggressive                    May 1, 2008   S-6521-99 A
Disciplined Asset Allocation Portfolios - Moderately Conservative                  May 1, 2008   S-6521-99 A
RiverSource Partners Variable Portfolio - Fundamental Value Fund                   May 1, 2008   S-6466-99 AC
RiverSource Partners Variable Portfolio - Select Value Fund                        May 1, 2008   S-6466-99 AC
RiverSource Partners Variable Portfolio - Small Cap Value Fund                     May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - Balanced Fund                                     May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - Cash Management Fund                              May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - Core Equity Fund                                  May 1, 2008   S-6347-99 F
RiverSource Variable Portfolio - Diversified Bond Fund                             May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - Diversified Equity Income Fund                    May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - Global Bond Fund                                  May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund        May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - Growth Fund                                       May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - High Yield Bond Fund                              May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - Income Opportunities Fund                         May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - Large Cap Equity Fund                             May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - Large Cap Value Fund                              May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - Mid Cap Growth Fund                               May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - Mid Cap Value Fund                                May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - S&P 500 Index Fund                                May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - Short Duration U.S. Government Fund               May 1, 2008   S-6466-99 AC
RiverSource Variable Portfolio - Small Cap Advantage Fund                          May 1, 2008   S-6466-99 AC
Threadneedle Variable Portfolio - Emerging Markets Fund                            May 1, 2008   S-6466-99 AC
Threadneedle Variable Portfolio - International Opportunity Fund                   May 1, 2008   S-6466-99 AC


Effective November 7, 2008, RiverSource Investments, LLC, investment manager to the RiverSource complex of funds, and a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition of J. & W. Seligman & Co. Incorporated ("Seligman Investments"). Seligman Investments served as investment manager to the Seligman group of funds.

The RiverSource Complex of Funds disclosure on the Table of Contents page has been revised as follows:

RIVERSOURCE COMPLEX OF FUNDS
The RiverSource complex of funds includes a comprehensive array of funds from RiverSource Investments, including several Seligman funds. RiverSource Investments has also partnered with a number of professional investment managers, including its affiliate, Threadneedle Investments, to expand the array of funds offered in the RiverSource complex. Funds branded "RiverSource Variable Portfolio," "RiverSource Partners Variable Portfolio," "Disciplined Asset Allocation" and "Threadneedle Variable Portfolio" (the "funds" or the "RiverSource Variable Portfolio Funds") share the same Board of Directors/Trustees (the Board), and the same policies and procedures including those set forth under "Fund Management and Compensation," "Buying and Selling Shares," and "Distribution and Taxes." RiverSource Variable Portfolio Funds and Seligman (Variable) Portfolio Funds are sold exclusively as underlying investment options of variable insurance policies and annuity contracts offered by affiliated and unaffiliated insurance companies. Although the Seligman (Variable) Portfolio Funds share the same Board, they do not currently have the same policies and procedures, and may not be exchanged for shares of the RiverSource Variable Portfolio Funds. The RiverSource complex of funds also includes mutual funds available for direct investment. Please see the Statement of Additional Information (SAI) for a complete list of mutual funds included in the RiverSource complex of funds.

The first paragraph in the Investment Manager section has been revised as follows:

RiverSource Investments, LLC (the investment manager or RiverSource Investments), 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, is the investment manager to the RiverSource funds (including the RiverSource Variable Portfolio Funds and the Seligman (Variable) Portfolio Funds), and is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Ameriprise Financial is a financial planning and financial services company that has been offering solutions for clients' asset accumulation, income management and protection needs for more than 110 years. In addition to managing investments for all of the RiverSource funds, RiverSource Investments manages investments for itself and its affiliates. For institutional clients, RiverSource Investments and its affiliates provide investment management and related services, such as separate account asset management, and institutional trust and custody, as well as other investment products. For all of its clients, RiverSource Investments seeks to allocate investment opportunities in an equitable manner over time. See the SAI for more information.